SEWARD & KISSEL LLP

1200 G Street, N.W.

Washington, DC 20005

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

March 23, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Institutional Funds, Inc. File Nos. 333-37177 and 811-08403 Accession No. 0000919574-12-002050

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a filing, dated March 6, 2012, Accession No. 0000919574-12-002050, to the Prospectus, dated March 1, 2012, for the AllianceBernstein Institutional Funds, Inc. (the “Fund”). The purpose of the filing is to submit the Rule 497(c) filing dated March 6, 2012 in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Alexandre V. Rourk

Alexandre V. Rourk

Attachment